CENTURY GROWTH OPPORTUNITIES FUND
CENTURY GROWTH OPPORTUNITIES FUND
Investment Objective
Century Growth Opportunities Fund (CGOF) seeks long-term capital growth.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.20%
Fee Reduction and Expense Reimbursement	[1]	(0.10%)
Total Annual Fund Operating Expenses after Fee Reduction and Expense Reimbursement		1.10%
[1]	The Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 1.10%. This agreement will remain in effect through February 28, 2014 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class's total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares	112	371	650	1,444

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of the portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in the common stocks of U.S. companies selected for their growth potential. The Fund invests mainly in small and medium-sized companies, with market capitalizations in the range of $800 million to $6 billion. Market capitalization is a commonly used measure of the size and value of a company. The Fund may invest up to 20% of its total assets in foreign securities, including emerging markets. A security may be sold, among other reasons, if the portfolio manager believes that the issuer’s fundamental outlook has deteriorated, growth drivers are dissipating, or the stock price has surpassed a valuation target, or the portfolio manager believes that a better opportunity is available. The Fund may trade actively in order to achieve its investment objective.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs. The value of the Fund’s portfolio may decrease if the value of one or more companies in the portfolio decreases.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market.

Growth Securities Risk, which is the risk that the price of a “growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

New Fund Risk, which is the risk that the Fund may not grow to or maintain an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from one calendar year to another during the Fund’s first two full calendar years of operation. The table shows how the average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the period shown in the bar chart, the best return for a calendar year was 12.25% (Q1, 2012), and the worst return for a calendar quarter was -18.51% (Q3, 2011).
Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns CENTURY GROWTH OPPORTUNITIES FUND	Label	1 Year	Since Inception	Inception Date
Institutional Shares	CGOF Institutional Shares Return Before Taxes	7.23%	5.13%	Nov. 17, 2010
Institutional Shares Return After Taxes on Distributions	CGOF Institutional Shares Return After Taxes on Distributions	7.20%	5.12%	Nov. 17, 2010
Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	CGOF Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	4.74%	4.38%	Nov. 17, 2010
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	11.67%	Nov. 17, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors’ tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.